Quarterly Holdings Report
for

Fidelity® SAI International Value Index Fund

January 31, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

IIV-QTLY-0320
1.9885499.102

Schedule of Investments January 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
Australia - 2.1%
BHP Billiton Ltd.	144,094	$3,695,133
BlueScope Steel Ltd.	195,656	1,831,139
Fortescue Metals Group Ltd.	641,318	4,750,772
Qantas Airways Ltd.	275,673	1,168,796
Rio Tinto Ltd.	139,081	9,024,737
South32 Ltd.	1,924,858	3,302,858

TOTAL AUSTRALIA		23,773,435

Austria - 0.3%
ams AG (a)	15,897	651,427
Raiffeisen International Bank-Holding AG	50,456	1,152,739
Voestalpine AG	41,744	1,014,812

TOTAL AUSTRIA		2,818,978

Bailiwick of Jersey - 1.1%
Glencore Xstrata PLC	4,098,401	11,986,170
Belgium - 2.2%
Anheuser-Busch InBev SA NV	270,010	20,369,572
UCB SA	47,362	4,363,929

TOTAL BELGIUM		24,733,501

Bermuda - 1.0%
Hongkong Land Holdings Ltd.	438,343	2,326,706
Jardine Matheson Holdings Ltd.	115,887	6,459,769
Jardine Strategic Holdings Ltd.	66,371	2,030,970

TOTAL BERMUDA		10,817,445

Cayman Islands - 1.5%
Cheung Kong Property Holdings Ltd.	954,500	6,098,256
CK Hutchison Holdings Ltd.	1,011,500	8,937,322
Wharf Real Estate Investment Co. Ltd.	432,000	2,230,957

TOTAL CAYMAN ISLANDS		17,266,535

Denmark - 1.1%
A.P. Moller - Maersk A/S Series B	3,587	4,289,205
Danske Bank A/S	255,137	4,275,066
ISS Holdings A/S	58,963	1,432,530
Pandora A/S	37,540	1,946,671

TOTAL DENMARK		11,943,472

Finland - 0.7%
Nokia Corp.	2,096,493	8,161,027
France - 11.6%
Atos Origin SA	36,012	3,001,025
BNP Paribas SA	426,636	22,640,526
Bouygues SA	93,246	3,694,999
Capgemini SA	58,552	7,295,683
Carrefour SA	214,679	3,643,964
Compagnie de St. Gobain	204,683	7,722,355
Dassault Aviation SA	876	1,066,738
Eiffage SA	30,098	3,496,575
ENGIE	686,618	11,848,842
Faurecia SA	28,041	1,342,538
Ipsen SA	13,892	1,032,264
Michelin CGDE Series B	67,462	7,855,967
Peugeot Citroen SA	213,572	4,408,002
Publicis Groupe SA	83,744	3,712,302
Renault SA	77,556	3,031,545
Rexel SA	92,868	1,113,894
Sanofi SA	317,222	30,592,390
Societe Generale Series A	298,564	9,661,442
Valeo SA	90,007	2,687,215

TOTAL FRANCE		129,848,266

Germany - 9.4%
alstria office REIT-AG	59,045	1,172,816
Bayer AG	349,412	28,042,263
Bayerische Motoren Werke AG (BMW)	135,299	9,654,433
Commerzbank AG	372,602	2,148,818
Continental AG	40,459	4,617,071
Covestro AG (b)	63,159	2,672,274
Deutsche Lufthansa AG	88,620	1,359,268
Deutsche Telekom AG	1,137,764	18,427,006
Fresenius Medical Care AG & Co. KGaA	79,408	6,105,288
Fresenius SE & Co. KGaA	153,459	7,850,185
HeidelbergCement Finance AG	55,007	3,738,418
Hochtief AG	8,524	988,841
KION Group AG	23,986	1,508,315
Merck KGaA	48,416	6,223,339
ProSiebenSat.1 Media AG	87,475	1,162,715
RWE AG	216,466	7,523,845
TAG Immobilien AG	54,644	1,442,350

TOTAL GERMANY		104,637,245

Hong Kong - 2.4%
Bank of East Asia Ltd.	592,536	1,278,083
BOC Hong Kong (Holdings) Ltd.	1,346,000	4,449,316
Fosun International Ltd.	924,500	1,222,615
Henderson Land Development Co. Ltd.	616,930	2,769,803
New World Development Co. Ltd.	2,146,000	2,680,639
Sino Land Ltd.	1,122,000	1,529,103
Sun Hung Kai Properties Ltd.	553,500	7,710,455
Swire Pacific Ltd. (A Shares)	237,500	2,085,434
Swire Properties Ltd.	391,400	1,215,065
Wheelock and Co. Ltd.	292,000	1,777,453

TOTAL HONG KONG		26,717,966

Ireland - 0.2%
Bank Ireland Group PLC	347,594	1,701,593
Israel - 0.1%
Israel Chemicals Ltd.	255,322	1,080,983
Italy - 3.3%
A2A SpA	589,977	1,179,401
Atlantia SpA	176,199	4,332,317
Eni SpA	953,199	13,352,026
Italgas SpA	182,538	1,213,853
Leonardo SpA	151,633	1,880,125
Telecom Italia SpA (a)	6,261,374	3,380,425
UniCredit SpA	791,609	10,607,198
Unione di Banche Italiane SCpA (c)	379,564	1,139,105

TOTAL ITALY		37,084,450

Japan - 28.0%
Aisin Seiki Co. Ltd.	68,400	2,277,039
Alfresa Holdings Corp.	79,200	1,591,303
Bridgestone Corp.	248,200	8,791,004
Brother Industries Ltd.	98,200	1,896,474
Canon, Inc.	327,800	8,596,328
Central Japan Railway Co.	75,800	14,878,153
Daicel Chemical Industries Ltd.	118,500	1,121,756
Electric Power Development Co. Ltd.	65,100	1,468,089
Fujifilm Holdings Corp.	154,200	7,658,265
Fukuoka Financial Group, Inc.	71,700	1,242,515
Haseko Corp.	100,200	1,306,403
Hitachi Ltd.	362,400	13,802,915
Honda Motor Co. Ltd.	678,700	17,358,021
Idemitsu Kosan Co. Ltd.	93,900	2,343,582
Iida Group Holdings Co. Ltd.	67,200	1,132,577
Isuzu Motors Ltd.	231,900	2,272,030
Itochu Corp.	593,800	13,871,745
Japan Airlines Co. Ltd.	42,800	1,203,984
Japan Tobacco, Inc.	419,600	8,872,215
JTEKT Corp.	93,100	987,230
JX Holdings, Inc.	1,210,200	5,147,199
Kajima Corp.	188,100	2,386,308
Konica Minolta, Inc.	188,900	1,153,068
Kyowa Exeo Corp.	44,300	1,105,896
Marubeni Corp.	651,000	4,677,836
Mazda Motor Corp.	225,500	1,892,801
Medipal Holdings Corp.	83,300	1,765,127
Mitsubishi Chemical Holdings Corp.	530,200	3,831,741
Mitsubishi Corp.	595,800	15,273,715
Mitsubishi Gas Chemical Co., Inc.	79,400	1,202,112
Mitsubishi Heavy Industries Ltd.	126,400	4,610,740
Mitsubishi Materials Corp.	49,800	1,252,505
Mitsubishi Motors Corp. of Japan	254,600	948,572
Mitsubishi UFJ Financial Group, Inc.	3,823,600	19,632,724
Mitsui & Co. Ltd.	652,900	11,612,232
Mitsui Chemicals, Inc.	72,900	1,600,975
Nikon Corp.	150,100	1,812,457
Nippon Steel & Sumitomo Metal Corp.	230,500	3,198,299
Nippon Telegraph & Telephone Corp.	460,600	11,743,936
Obayashi Corp.	270,200	2,963,276
Oji Holdings Corp.	380,300	1,932,152
ORIX Corp.	496,300	8,383,731
Resona Holdings, Inc.	826,800	3,409,597
Ricoh Co. Ltd.	279,000	3,165,657
Shionogi & Co. Ltd.	109,200	6,494,575
Showa Denko K.K.	56,300	1,346,283
Sojitz Corp.	421,400	1,326,395
Sony Corp.	229,900	16,076,195
Subaru Corp.	239,200	5,982,990
Sumitomo Chemical Co. Ltd.	619,400	2,631,954
Sumitomo Corp.	468,700	6,971,762
Sumitomo Electric Industries Ltd.	297,300	3,963,495
Sumitomo Heavy Industries Ltd.	46,400	1,215,536
Sumitomo Mitsui Financial Group, Inc.	514,500	18,089,520
Suzuken Co. Ltd.	30,600	1,173,203
Suzuki Motor Corp.	172,900	7,911,175
Taiheiyo Cement Corp.	47,600	1,281,148
Taisho Pharmaceutical Holdings Co. Ltd.	20,400	1,441,177
Tokyo Electric Power Co., Inc. (a)	300,600	1,190,343
Toppan Printing Co. Ltd.	104,100	2,074,717
Tosoh Corp.	121,900	1,719,390
Toyota Tsusho Corp.	88,900	3,073,457
Yamaha Motor Co. Ltd.	118,000	2,189,799

TOTAL JAPAN		313,527,398

Luxembourg - 0.6%
ArcelorMittal SA (Netherlands)	239,717	3,550,801
Aroundtown SA	334,655	3,168,129

TOTAL LUXEMBOURG		6,718,930

Netherlands - 2.9%
ABN AMRO Group NV GDR (b)	155,093	2,703,933
ASR Nederland NV	52,714	1,966,677
Fiat Chrysler Automobiles NV (Italy)	412,245	5,363,874
Heineken Holding NV	37,775	3,724,409
Koninklijke Ahold Delhaize NV	443,539	10,885,098
NN Group NV	115,875	4,035,251
Philips Lighting NV (b)	40,552	1,354,623
Randstad NV	46,339	2,670,342

TOTAL NETHERLANDS		32,704,207

Norway - 0.7%
Equinor ASA	412,882	7,503,110
Singapore - 1.7%
Oversea-Chinese Banking Corp. Ltd.	1,468,198	11,553,409
United Overseas Bank Ltd.	398,900	7,440,334

TOTAL SINGAPORE		18,993,743

Spain - 6.3%
ACS Actividades de Construccion y Servicios SA	102,564	3,409,951
Banco Bilbao Vizcaya Argentaria SA	2,498,345	12,932,933
Banco Santander SA (Spain)	6,226,558	24,538,218
CaixaBank SA	1,344,575	3,929,887
Enagas SA	84,949	2,291,253
International Consolidated Airlines Group SA CDI	373,070	2,804,101
Merlin Properties Socimi SA	137,298	1,949,060
Repsol SA	551,161	7,585,509
Telefonica SA	1,711,893	11,578,750

TOTAL SPAIN		71,019,662

Sweden - 2.1%
Boliden AB	102,454	2,440,319
SKF AB (B Shares)	139,445	2,559,488
SSAB Svenskt Stal AB (A Shares)	307,298	947,408
Swedbank AB (A Shares)	347,817	5,356,228
Trelleborg AB (B Shares)	90,160	1,482,547
Volvo AB (B Shares)	610,917	10,489,834

TOTAL SWEDEN		23,275,824

Switzerland - 2.1%
Adecco SA (Reg.)	60,206	3,544,103
Nestle SA (Reg. S)	6,873	758,042
Novartis AG	205,142	19,379,388

TOTAL SWITZERLAND		23,681,533

United Kingdom - 17.4%
3i Group PLC	363,834	5,306,491
Aviva PLC	947,883	4,967,376
Babcock International Group PLC	188,145	1,462,847
Barclays PLC	5,995,925	13,240,893
Barratt Developments PLC	381,354	4,042,724
Bellway PLC	45,952	2,418,083
BHP Billiton PLC	573,124	12,474,970
British American Tobacco PLC (United Kingdom)	714,440	31,503,181
BT Group PLC	3,286,324	6,983,270
Carnival PLC	69,733	2,848,016
Centrica PLC	2,193,570	2,457,483
GlaxoSmithKline PLC	41,799	981,417
Imperial Brands PLC	355,687	9,162,609
Investec PLC	262,774	1,454,595
J Sainsbury PLC	645,666	1,725,666
Kingfisher PLC	798,303	2,143,251
Marks & Spencer Group PLC	725,540	1,682,480
Micro Focus International PLC	135,140	1,814,863
Pearson PLC	292,759	2,185,133
Persimmon PLC	118,973	4,796,380
Rio Tinto PLC	230,940	12,349,347
Royal Dutch Shell PLC Class B (United Kingdom)	1,321,049	34,712,704
Royal Mail PLC	378,108	989,596
Taylor Wimpey PLC	1,229,107	3,491,150
Tesco PLC	2,361,493	7,680,801
Vodafone Group PLC	10,039,327	19,724,470
WM Morrison Supermarkets PLC	895,673	2,151,988

TOTAL UNITED KINGDOM		194,751,784

TOTAL COMMON STOCKS
(Cost $1,150,726,532)		1,104,747,257
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.82% 3/19/20(d)
(Cost $1,097,407)	1,100,000	1,097,910
	Shares	Value

Money Market Funds - 0.9%
Fidelity Cash Central Fund 1.58% (e)	8,767,469	8,769,222
Fidelity Securities Lending Cash Central Fund 1.59% (e)(f)	1,193,803	1,193,922
TOTAL MONEY MARKET FUNDS
(Cost $9,963,144)		9,963,144
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $1,161,787,083)		1,115,808,311
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,458,067
NET ASSETS - 100%		$1,118,266,378

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	139	March 2020	$13,736,675	$(172,802)	$(172,802)

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,730,830 or 0.6% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $565,923.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$70,604
Fidelity Securities Lending Cash Central Fund	15,464
Total	$86,068

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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